DERIVATIVE LIABILITIES - Schedule of estimation of the top-rights (Details)	12 Months Ended	13 Months Ended
	Aug. 31, 2022 $ / shares	Sep. 30, 2023 $ / shares
Disclosure of financial liabilities [line items]
Average exercise price (in CAD per share)	$ 11.08	$ 9.94
Forfeiture rate	0.10	0.10
Minimum
Disclosure of financial liabilities [line items]
Average exercise price (in CAD per share)	$ 2.40	$ 1.20
Risk free interest rate	3.15%	4.11%
Expected future volatility of Common Shares	70.00%	70.00%
Expected life	1 year 4 months 2 days	1 year 4 months 2 days
Maximum
Disclosure of financial liabilities [line items]
Average exercise price (in CAD per share)	$ 38.12	$ 45.08
Risk free interest rate	3.71%	4.54%
Expected future volatility of Common Shares	95.00%	90.00%
Expected life	5 years 1 month 13 days	5 years 1 month 13 days
WARRANTS
Disclosure of financial liabilities [line items]
Average exercise price	$ 10.00	$ 2.50
Risk free interest rate	0.0375	0.0359
Expected future volatility of Common Shares	0.7000	0.9000
Expected life	1 year 2 months 12 days	1 month 13 days
Forfeiture rate	0	0
PSUs
Disclosure of financial liabilities [line items]
Average exercise price	$ 0	$ 0
Risk free interest rate	0.0316	0.0365
Expected future volatility of Common Shares	0.9000	0.8500
Expected life	4 years 10 months 28 days	5 years 11 months 1 day
Forfeiture rate	0.25	0.25
RSUs
Disclosure of financial liabilities [line items]
Average exercise price	$ 0	$ 0
Risk free interest rate	0.0313	0.0378
Expected future volatility of Common Shares	0.8500	0.8500
Expected life	5 years 5 months 19 days	5 years 2 months 4 days
Forfeiture rate	0.06	0.06